Expense Example - Class K - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. - Class K	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 896